CONSOLIDATED STATEMENT OF CHANGES IN EQUITY IN SUMMARY - SEK (kr) kr in Millions		Share capital	Hedge reserve	Fair value reserve	Own credit risk	Defined benefit plans	Retained earnings.	Total
Balance at the beginning of the year at Dec. 31, 2016		kr 3,990	kr 96	kr 35		kr (1)	kr 13,016	kr 17,136
Net profit for the year							196	196
Other comprehensive income			(23)	(6)		3		(26)
Total comprehensive income			(23)	(6)		3	196	170	[1]
Dividend							(234)	(234)
Balance at the end of the year at Mar. 31, 2017	[2]	3,990	73	29		2	12,978	17,072
Balance at the beginning of the year at Dec. 31, 2016		3,990	96	35		(1)	13,016	17,136
Net profit for the year							772	772
Other comprehensive income			(71)	(26)		(3)		(100)
Total comprehensive income			(71)	(26)		(3)	772	672	[1]
Dividend							(234)	(234)
Balance at the end of the year at Dec. 31, 2017	[2]	3,990	25	9		(4)	13,554	17,574
Effects of the implementation of IFRS 9	[3]			(9)	kr (409)		432	14
Balance at the end of the year at Jan. 02, 2018		3,990	25		(409)	(4)	13,986	17,588
Balance at the beginning of the year at Dec. 31, 2017	[2]	3,990	25	kr 9		(4)	13,554	17,574
Net profit for the year								136
Other comprehensive income								42
Total comprehensive income	[1]							178
Balance at the end of the year at Mar. 31, 2018	[2]	3,990	20		(353)	(13)	14,122	17,766
Balance at the beginning of the year at Jan. 02, 2018		3,990	25		(409)	(4)	13,986	17,588
Net profit for the year							136	136
Other comprehensive income			(5)		56	(9)		42
Total comprehensive income			(5)		56	(9)	136	178
Balance at the end of the year at Mar. 31, 2018	[2]	kr 3,990	kr 20		kr (353)	kr (13)	kr 14,122	kr 17,766

[1]	The entire profit is attributable to the shareholder of the Parent Company
[2]	The entire equity is attributable to the shareholder of the Parent Company.
[3]	The effects of IFRS 9 differ from the effects presented in Note 1b in the Annual Report. The difference is related to the calculation of accumulated gains and losses that arise from changes in SEK’s own credit risk, and do not have any net effect on equity.